Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 3,138	€ 3,883
Other companies
Disclosure of other provisions [line items]
Other provisions	142	143
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Other provisions	7	14
Telefónica Germany | Operating segments
Disclosure of other provisions [line items]
Other provisions	421	450
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,072	1,693
Telefónica Brazil | Operating segments
Disclosure of other provisions [line items]
Other provisions	152	146
Telefónica United Kingdom | Operating segments
Disclosure of other provisions [line items]
Other provisions	85	91
Telefónica Hispam Norte | Operating segments
Disclosure of other provisions [line items]
Other provisions	26	40
Telefónica Hispam Sur | Operating segments
Disclosure of other provisions [line items]
Other provisions	76	89
Telefonica, S.A.
Disclosure of other provisions [line items]
Other provisions	€ 909	€ 973